Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Transportadora de Gas del Sur SA, Class B, ADR(a)	2,276	$9,218

Bermuda — 0.0%
BOE Varitronix Ltd.	65,000	81,354

Brazil — 4.7%
3R Petroleum Oleo E Gas SA(a)	57,330	281,661
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(a)	85,605	119,533
AES Brasil Energia SA	104,845	210,740
Aliansce Sonae Shopping Centers SA	52,049	190,351
Alupar Investimento SA	58,508	251,439
Ambipar Participacoes e Empreendimentos S/A	18,980	133,154
Anima Holding SA(a)	110,435	168,152
Arezzo Industria e Comercio SA	19,500	232,952
Armac Locacao Logistica E Servicos SA	51,350	197,751
Boa Vista Servicos SA	103,805	138,484
BR Malls Participacoes SA(a)	279,500	392,762
BR Properties SA	78,161	100,102
C&A Modas Ltda(a)	45,610	52,410
Cia Brasileira de Distribuicao	58,500	233,091
Cia Paranaense de Energia	31,590	164,978
Cia. de Locacao das Americas	122,265	503,905
Cia. de Saneamento de Minas Gerais-COPASA	67,990	155,044
Cia. de Saneamento do Parana	57,590	192,074
Cielo SA	442,000	162,747
CM Hospitalar SA	42,185	127,714
Cogna Educacao(a)	673,270	297,004
Companhia Brasileira de Aluminio(a)	52,520	111,825
Cruzeiro do Sul Educacional SA	36,075	41,710
CVC Brasil Operadora e Agencia de Viagens SA(a)	80,015	193,852
Cyrela Brazil Realty SA Empreendimentos e Participacoes	105,755	255,835
Dexco SA	117,000	375,234
EcoRodovias Infraestrutura e Logistica SA(a)	121,485	179,358
EDP - Energias do Brasil SA	104,000	395,884
Embraer SA(a)	251,095	854,871
Enauta Participacoes SA	37,635	89,170
Eneva SA(a)	244,855	607,581
Ez Tec Empreendimentos e Participacoes SA	39,207	126,509
Fleury SA	67,275	209,058
GPS Participacoes e Empreendimentos SA(b)	105,430	272,115
Grendene SA	136,500	203,469
GRUPO DE MODA SOMA SA(a)	157,230	364,140
Grupo Mateus SA(a)	160,355	167,148
Grupo SBF SA(a)	39,000	168,852
Guararapes Confeccoes SA	41,190	74,733
Hidrovias do Brasil SA(a)	153,920	74,197
Iguatemi SA(a)	4,151	140,278
Instituto Hermes Pardini SA	26,000	89,398
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	26,260	123,970
Iochpe Maxion SA(a)	45,615	117,164
IRB Brasil Resseguros S/A(a)	363,675	278,812
JHSF Participacoes SA	123,610	103,341
Light SA	121,230	259,631
Locaweb Servicos de Internet SA(b)	156,390	366,923
LOG Commercial Properties e Participacoes SA	19,570	76,618
Lojas Quero Quero S/A	71,500	128,836

Security	Shares	Value

Brazil (continued)
M. Dias Branco SA	29,965	$148,070
Mahle-Metal Leve SA	16,445	85,679
Marfrig Global Foods SA	143,000	599,537
Meliuz SA(b)	193,830	103,089
Minerva SA	99,320	151,581
Movida Participacoes SA	52,000	155,209
MPM Corporeos SA	51,025	73,971
MRV Engenharia e Participacoes SA	110,610	218,196
Multiplan Empreendimentos Imobiliarios SA	119,990	418,333
Odontoprev SA	97,500	218,349
Omega Geracao SA(a)	49,790	240,366
Pet Center Comercio e Participacoes SA	89,505	289,920
Petro Rio SA(a)	221,130	798,087
Qualicorp Consultoria e Corretora de Seguros SA	80,340	224,792
Santos Brasil Participacoes SA(a)	195,110	207,887
Sao Martinho SA	66,800	417,184
Sendas Distribuidora SA	299,325	678,850
Sequoia Logistica e Transportes SA(a)	22,490	39,205
SIMPAR SA	100,880	188,953
SLC Agricola SA	35,230	240,513
Smartfit	72,605	233,628
Sul America SA	91,455	406,044
Transmissora Alianca de Energia Eletrica SA	71,500	458,238
Tupy SA	26,000	89,305
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	126,295	251,159
Vivara Participacoes SA	39,000	170,031
YDUQS Participacoes SA	106,275	412,673
		18,275,409
Cayman Islands — 0.7%
Advanced Energy Solution Holding Co. Ltd.	10,000	579,043
Antengene Corp. Ltd.(a)(b)	97,500	147,038
China Youran Dairy Group Ltd.(a)(b)	260,000	137,368
Everest Medicines Ltd.(a)(b)	65,000	295,075
Fire Rock Holdings Ltd.	780,000	217,056
Genor Biopharma Holdings Ltd.(a)(b)(c)	97,500	106,483
Midea Real Estate Holding Ltd.(b)	117,000	202,552
New Horizon Health Ltd.(a)(b)	32,500	122,948
Sun King Technology Group Ltd.	390,000	260,067
Yeahka Ltd.(a)	78,000	281,572
Youdao Inc., ADR(a)	14,365	227,829
		2,577,031
Chile — 0.6%
AES Andes SA	1,383,460	152,136
Aguas Andinas SA, Class A	902,330	192,077
CAP SA	26,195	236,440
Cencosud Shopping SA	232,115	246,093
Colbun SA	3,682,575	241,150
Empresa Nacional de Telecomunicaciones SA	50,960	178,642
Engie Energia Chile SA	162,305	99,251
Forus SA	29,434	36,678
Grupo Security SA	184,193	24,887
Inversiones Aguas Metropolitanas SA	132,470	70,705
Inversiones La Construccion SA	9,839	29,730
Itau CorpBanca Chile SA(a)	102,239,877	210,394
Parque Arauco SA(a)	182,650	176,337
Plaza SA	114,595	121,884
SMU SA	995,605	120,218

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Vina Concha y Toro SA	155,610	$279,294
		2,415,916
China — 8.7%
111 Inc.(a)(c)	14,170	54,555
361 Degrees International Ltd.(a)	325,000	162,588
AK Medical Holdings Ltd.(b)	260,000	222,195
Alphamab Oncology(a)(b)	130,000	315,346
Anxin-China Holdings Ltd.(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)(c)	52,000	216,198
Asia Cement China Holdings Corp.	180,000	114,491
Baozun Inc., ADR(a)	20,735	285,936
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)(c)	32,500	76,609
Beijing Energy International Holding Co. Ltd.(a)	2,600,000	88,649
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	2,912,000	26,129
Beijing Jingneng Clean Energy Co. Ltd., Class H	520,000	148,081
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	130,000	174,243
BEST Inc., ADR(a)(c)	86,840	90,314
Binjiang Service Group Co. Ltd.	32,500	89,377
Bit Digital Inc.(a)(c)	21,710	213,626
Boshiwa International Holding Ltd.(d)	32,000	—
Burning Rock Biotech Ltd., ADR(a)	16,965	262,279
C&D International Investment Group Ltd.	130,000	247,809
Canaan Inc., ADR(a)(c)	34,515	303,387
Canvest Environmental Protection Group Co. Ltd.	325,000	172,127
Cathay Media And Education Group Inc.(b)	195,000	79,193
Central China Management Co. Ltd.	390,000	75,048
Central China New Life Ltd.(c)	195,000	124,477
Central China Real Estate Ltd.	325,000	45,845
CGN New Energy Holdings Co. Ltd.(c)	444,000	390,807
Changsha Broad Homes Industrial Group Co Ltd., Class H(a)(b)(c)	39,000	48,773
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.	845,000	236,227
China BlueChemical Ltd., Class H	832,000	252,548
China Datang Corp. Renewable Power Co. Ltd., Class H	910,000	349,826
China Dongxiang Group Co. Ltd.	1,560,000	142,036
China East Education Holdings Ltd.(b)	292,500	305,328
China Everbright Greentech Ltd.(b)(c)	325,000	110,991
China Everbright Ltd.	390,000	420,108
China Foods Ltd.	650,000	241,850
China Harmony Auto Holding Ltd.	357,500	197,134
China High Speed Transmission Equipment Group Co. Ltd.(a)(c)	195,000	161,445
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Isotope & Radiation Corp.(c)	26,000	74,019
China Kepei Education Group Ltd.	260,000	141,207
China Lilang Ltd.	195,000	104,426
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	390,000	210,054
China Lumena New Materials Corp.(a)(c)(d)	5,249	—
China Maple Leaf Educational Systems Ltd.(a)	520,000	58,000
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	1,105,000	184,775
China New Higher Education Group Ltd.(b)	325,000	163,171
China Online Education Group, ADR(a)(c)	3,916	6,501
China Oriental Group Co. Ltd.	522,000	137,968
China Overseas Grand Oceans Group Ltd.	585,000	263,852
China Renaissance Holdings Ltd.(b)(c)	65,100	135,328
China Resources Medical Holdings Co. Ltd.	325,000	203,612
China SCE Group Holdings Ltd.	780,000	205,955

Security	Shares	Value

China (continued)
China Shineway Pharmaceutical Group Ltd.	130,000	$119,926
China South City Holdings Ltd.	1,820,000	121,011
China Tobacco International HK Co. Ltd.	65,000	147,861
China Travel International Investment Hong Kong Ltd.(a)	1,042,000	174,979
China Water Affairs Group Ltd.	390,000	447,491
China Zhongwang Holdings Ltd.(a)(c)(d)	696,800	126,460
CIMC Enric Holdings Ltd.	260,000	354,030
CMGE Technology Group Ltd.(c)	390,000	166,652
COFCO Joycome Foods Ltd.	846,000	284,186
Colour Life Services Group Co. Ltd.(c)	130,000	18,868
Concord New Energy Group Ltd.	3,250,000	332,990
Cosmopolitan International Holdings Ltd.(a)	780,000	121,031
CPMC Holdings Ltd.	325,000	166,867
CStone Pharmaceuticals(a)(b)	195,000	259,665
Dexin China Holdings Co. Ltd.(c)	650,000	211,721
Differ Group Holding Co. Ltd.(c)	1,040,000	212,054
Digital China Holdings Ltd.	325,000	176,581
DouYu International Holdings Ltd., ADR(a)	51,415	142,934
Edvantage Group Holdings Ltd.	130,000	84,185
EHang Holdings Ltd., ADR(a)(c)	8,710	184,216
Excellence Commercial Property & Facilities Management Group Ltd.	130,000	77,666
Fanhua Inc., ADR	17,875	228,800
Fantasia Holdings Group Co. Ltd.	780,000	31,508
FIH Mobile Ltd.(a)(c)	1,300,000	189,505
FinVolution Group, ADR	41,145	241,521
Fu Shou Yuan International Group Ltd.	390,000	313,448
Fufeng Group Ltd.	650,400	259,926
Ganglong China Property Group Ltd.(c)	195,000	112,162
Gaotu Techedu Inc., ADR(a)	46,150	123,220
GCL New Energy Holdings Ltd.(a)	3,250,000	129,200
Gemdale Properties & Investment Corp. Ltd.	2,340,000	224,515
Genertec Universal Medical Group Co. Ltd.(b)	455,000	314,148
Genetron Holdings Ltd., ADR(a)(c)	7,865	71,100
Glory Sun Financial Group Ltd.(a)	5,720,000	168,208
Greatview Aseptic Packaging Co. Ltd.	325,000	109,195
Greenland Hong Kong Holdings Ltd.	520,000	105,100
Greentown Management Holdings Co. Ltd.(b)	195,000	112,752
Haichang Ocean Park Holdings Ltd.(a)(b)	390,000	137,035
Hainan Meilan International Airport Co. Ltd., Class H(a)	55,000	179,501
Hangzhou Steam Turbine Co. Ltd., Class B	104,080	231,571
Harbin Electric Co. Ltd., Class H	200,000	94,422
Hi Sun Technology China Ltd.(a)	780,000	100,288
Hope Education Group Co. Ltd.(b)	1,040,000	226,819
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Hua Medicine(a)(b)	260,000	136,692
Huanxi Media Group Ltd.(a)	650,000	127,533
HUYA Inc., ADR(a)	28,340	244,007
iClick Interactive Asia Group Ltd., ADR(a)(c)	26,065	172,811
iDreamSky Technology Holdings Ltd.(a)(b)	260,000	216,981
IMAX China Holding Inc.(b)	45,500	75,269
Inner Mongolia Yitai Coal Co. Ltd., Class B	422,500	335,955
IVD Medical Holding Ltd.	390,000	171,970
JH Educational Technology Inc.	260,000	83,021
Jiayuan International Group Ltd.(c)	520,000	200,051
Jinchuan Group International Resources Co. Ltd.(c)	1,300,000	195,724
JinkoSolar Holding Co. Ltd., ADR(a)(c)	13,455	703,427
JNBY Design Ltd.	97,500	164,292
JW Cayman Therapeutics Co. Ltd.(a)(b)(c)	65,000	105,106
Kangji Medical Holdings Ltd.	130,000	145,791

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Koolearn Technology Holding Ltd.(a)(b)(c)	130,000	$135,817
KWG Living Group Holdings Ltd.	390,000	235,759
LexinFintech Holdings Ltd., ADR(a)	37,960	159,432
Lifetech Scientific Corp.(a)	1,342,000	725,465
Lonking Holdings Ltd.	845,000	218,009
Luoyang Glass Co. Ltd., Class H(a)	130,000	266,735
Luye Pharma Group Ltd.(a)(b)	650,000	297,993
LVGEM China Real Estate Investment Co. Ltd.(a)(c)	520,000	94,024
Maoyan Entertainment(a)(b)(c)	169,000	190,011
Meitu Inc.(a)(b)	845,000	174,668
Mobvista Inc.(a)(b)	195,000	170,302
Nam Tai Property Inc.(a)	6,825	122,236
National Agricultural Holdings Ltd.(c)(d)	354,000	454
NetDragon Websoft Holdings Ltd.	130,000	296,128
Newborn Town Inc.(a)	130,000	64,268
Nexteer Automotive Group Ltd.	325,000	420,172
Niu Technologies, ADR(a)(c)	11,375	231,367
Ocumension Therapeutics(a)(b)	65,000	138,424
OneSmart International Education Group Ltd., ADR(a)(c)(d)	52,780	21,123
Peijia Medical Ltd.(a)(b)(c)	65,000	139,869
Poly Property Group Co. Ltd.	750,000	188,510
Pou Sheng International Holdings Ltd.(a)	910,000	128,366
Powerlong Commercial Management Holdings Ltd.	65,000	130,982
Q Technology Group Co. Ltd.(c)	195,000	274,377
Qudian Inc., ADR(a)	75,985	106,379
Radiance Holdings Group Co. Ltd.(c)	260,000	128,882
Redco Properties Group Ltd.(b)(c)	390,000	113,029
ReneSola Ltd., ADR(a)(c)	13,065	90,149
Road King Infrastructure Ltd.	65,000	60,648
Ronshine China Holdings Ltd.(c)	227,500	86,524
Shanghai Industrial Holdings Ltd.	195,000	280,255
Shanghai Jin Jiang Capital Co. Ltd., Class H	650,000	240,062
Sheng Ye Capital Ltd.	162,500	147,746
Shoucheng Holdings Ltd.	781,200	189,567
Shougang Fushan Resources Group Ltd.	910,000	236,105
Shui On Land Ltd.	1,367,500	181,754
Sihuan Pharmaceutical Holdings Group Ltd.	1,365,000	266,142
Sino-Ocean Group Holding Ltd.	1,040,000	243,208
Sinopec Engineering Group Co. Ltd., Class H	520,000	253,140
Sinopec Kantons Holdings Ltd.	390,000	142,083
Skyfame Realty Holdings Ltd.	1,690,000	190,716
Skyworth Group Ltd.(a)	780,000	474,122
SOHO China Ltd.(a)	780,000	174,045
Sohu.com Ltd., ADR(a)	11,635	196,282
SOS Ltd., ADR(a)	62,595	80,122
SSY Group Ltd.	520,000	260,067
Superb Summit International Group Ltd.(d)	11,913	5
TCL Electronics Holdings Ltd.	325,000	170,895
Tian Lun Gas Holdings Ltd.	162,500	154,942
Tiangong International Co. Ltd.	390,000	228,413
Tianjin Port Development Holdings Ltd.	608,000	47,843
Tianli Education International Holdings Ltd.	455,000	108,454
Tianneng Power International Ltd.(c)	260,000	286,720
Times Neighborhood Holdings Ltd.(c)	260,000	114,611
Tong Ren Tang Technologies Co. Ltd., Class H	260,000	195,882
Tongdao Liepin Group(a)	91,000	178,312
Towngas China Co. Ltd.	390,000	264,430
Untrade SMI Holdings(d)	468,800	1
Up Fintech Holding Ltd., ADR(a)	41,275	249,301

Security	Shares	Value

China (continued)
Uxin Ltd., ADR(a)	96,460	$213,177
Viva Biotech Holdings(b)	260,000	155,290
West China Cement Ltd.	910,000	154,806
Wuling Motors Holdings Ltd.(c)	650,000	150,911
XD Inc.(a)(c)	65,000	386,225
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	162,500	112,221
Xtep International Holdings Ltd.(c)	520,000	702,422
Yixin Group Ltd.(a)(b)	520,000	92,222
Yuexiu REIT	585,000	251,314
Yuexiu Transport Infrastructure Ltd.	390,000	242,062
Yuzhou Group Holdings Co. Ltd.	747,744	73,835
Zepp Health Corp., ADR(a)(c)	12,740	86,505
Zhaojin Mining Industry Co. Ltd., Class H	390,000	407,104
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H(c)	91,000	99,890
Zhenro Properties Group Ltd.	585,000	330,085
Zhou Hei Ya International Holdings Co. Ltd.(b)	292,500	268,695
Zhuguang Holdings Group Co. Ltd.	650,000	132,534
		33,873,018
Colombia — 0.2%
Cementos Argos SA	172,485	259,483
Corp. Financiera Colombiana SA(a)	32,760	236,003
Grupo Argos SA	113,360	357,531
		853,017
Cyprus — 0.2%
Globaltrans Investment PLC, GDR(e)	35,100	250,351
Lenta PLC, GDR(a)	42,185	116,518
QIWI PLC, SP ADR	14,105	120,251
United Medical Group	11,310	181,006
		668,126
Czech Republic — 0.0%
Philip Morris CR AS	130	89,792

Egypt — 0.3%
Cairo Investment & Real Estate Development Co. SAE	105,860	93,389
Cleopatra Hospital(a)	470,267	135,262
Egyptian Financial Group-Hermes Holding Co.(a)	231,708	210,918
EISewedy Electric Co.	267,345	142,015
Heliopolis Housing	145,350	45,770
Juhayna Food Industries(a)	208,550	91,050
Palm Hills Developments SAE	487,050	55,284
Six of October Development & Investment	76,650	95,479
Talaat Moustafa Group	296,550	153,818
Telecom Egypt Co.	105,650	96,278
		1,119,263
Greece — 0.9%
Aegean Airlines SA(a)	16,104	88,738
Athens Water Supply & Sewage Co. SA	17,008	142,574
GEK Terna Holding Real Estate Construction SA(a)	18,832	209,142
Hellenic Petroleum Holdings SA	20,790	136,545
Holding Co. ADMIE IPTO SA	67,320	190,773
LAMDA Development SA(a)	27,750	220,875
Motor Oil Hellas Corinth Refineries SA	21,976	332,217
Mytilineos SA	36,046	590,582
National Bank of Greece SA(a)	186,930	556,637
Piraeus Financial Holdings SA(a)	218,822	315,389
Sarantis SA	15,003	146,328
Terna Energy SA	15,095	231,110

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Greece (continued)
Titan Cement International SA	13,350	$207,220
		3,368,130
Hong Kong — 0.2%
Grand Pharmaceutical Group Ltd., Class A	425,500	348,672
Joy Spreader Group Inc.(a)(c)	390,000	109,353
Truly International Holdings Ltd.	650,000	218,389
Untrade MH Development NPV(d)	164,000	12,198
		688,612
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	215,800	277,757

India — 21.3%
3M India Ltd.(a)	1,105	367,588
Aarti Drugs Ltd.	10,400	70,180
Aarti Industries Ltd.	68,120	850,567
Aavas Financiers Ltd.(a)	12,415	464,365
Adani Power Ltd.(a)	278,005	363,871
Aditya Birla Capital Ltd.(a)	169,650	246,298
Aditya Birla Fashion and Retail Ltd.(a)	113,555	385,303
Advanced Enzyme Technologies Ltd.	20,930	91,345
Aegis Logistics Ltd.	55,705	169,783
Affle India Ltd.(a)	21,450	328,798
AIA Engineering Ltd.	16,705	421,781
Ajanta Pharma Ltd.	10,855	300,468
Alembic Pharmaceuticals Ltd.	20,605	220,989
Alkyl Amines Chemicals	4,680	198,418
Allcargo Logistics Ltd.	27,105	120,445
Alok Industries Ltd.(a)	441,805	125,591
Amara Raja Batteries Ltd.	31,915	262,326
Amber Enterprises India Ltd.(a)	6,565	263,346
Angel One Ltd.	9,945	134,217
APL Apollo Tubes Ltd.(a)	42,240	521,630
Apollo Tyres Ltd.	123,695	336,332
Ashok Leyland Ltd.	512,980	817,154
Aster DM Healthcare Ltd.(a)(b)	66,495	169,960
Astral Ltd.	32,544	953,826
AstraZeneca Pharma India Ltd.	1,950	81,400
Atul Ltd.	5,720	661,422
AU Small Finance Bank Ltd.(a)(b)	29,055	423,944
Avanti Feeds Ltd.	26,455	185,036
Bajaj Consumer Care Ltd.	44,720	108,843
Bajaj Electricals Ltd.(a)	16,575	236,973
Balaji Amines Ltd.	3,250	129,549
Balrampur Chini Mills Ltd.	52,650	218,462
BASF India Ltd.	3,445	124,349
Bata India Ltd.	20,605	515,326
Bayer CropScience Ltd./India	5,135	314,383
BEML Ltd.	5,980	147,095
Bharat Heavy Electricals Ltd.(a)	315,250	246,807
Birla Corp. Ltd.	9,815	176,213
Birlasoft Ltd.	58,500	368,644
Blue Dart Express Ltd.	2,340	204,073
Blue Star Ltd.	21,710	274,531
Borosil Renewables Ltd.(a)	12,448	97,419
Brigade Enterprises Ltd.	33,475	224,335
Brightcom Group Ltd.	94,355	172,570
Brookfield India Real Estate Trust(b)	52,000	196,182
BSE Ltd.	8,580	178,085
Can Fin Homes Ltd.	22,230	174,670
Canara Bank(a)	127,985	338,947

Security	Shares	Value

India (continued)
Carborundum Universal Ltd.	38,740	$472,736
Castrol India Ltd.	176,930	304,738
CCL Products India Ltd.	25,805	138,669
Ceat Ltd.	7,020	109,746
Central Depository Services India Ltd.	17,615	340,275
Century Plyboards India Ltd.	16,909	135,357
Century Textiles & Industries Ltd.	25,480	259,327
CESC Ltd.	211,900	246,475
CG Power and Industrial Solutions Ltd.(a)	190,515	379,876
Chambal Fertilizers and Chemicals Ltd.	64,220	310,380
Cholamandalam Financial Holdings Ltd.	38,415	357,122
City Union Bank Ltd.	137,735	264,762
Clean Science and Technology(a)	9,230	262,748
Coforge Ltd.	7,410	533,868
Computer Age Management Services Ltd.	9,945	406,321
Coromandel International Ltd.	40,690	400,347
CreditAccess Grameen Ltd.(a)	19,890	133,375
CRISIL Ltd.	7,800	322,680
Crompton Greaves Consumer Electricals Ltd.	195,390	1,166,565
Cummins India Ltd.	47,320	553,867
Cyient Ltd.	32,370	435,644
Dalmia Bharat Ltd.	29,445	733,368
DCB Bank Ltd.(a)	4,655	5,077
Deepak Nitrite Ltd.	24,895	701,651
Devyani International Ltd.(a)	87,425	172,343
Dhani Services Ltd.(a)	81,120	178,186
Dilip Buildcon Ltd.(b)	15,275	107,340
Dixon Technologies India Ltd.	11,375	767,409
Dr Lal PathLabs Ltd.(b)	12,415	626,354
eClerx Services Ltd.	5,915	172,234
Edelweiss Financial Services Ltd.	185,380	164,911
EID Parry India Ltd.	31,460	194,665
Emami Ltd.	73,970	519,723
Embassy Office Parks REIT	160,355	768,569
Endurance Technologies Ltd.(b)	14,690	326,172
Engineers India Ltd.	158,210	150,854
EPL Ltd.	37,700	99,253
Eris Lifesciences Ltd.(b)	15,925	152,361
Escorts Ltd.	24,505	602,612
Exide Industries Ltd.	172,575	373,237
Federal Bank Ltd.	556,530	641,739
Fine Organic Industries Ltd.	2,340	111,711
Finolex Cables Ltd.	23,725	179,013
Finolex Industries Ltd.	101,400	285,458
Firstsource Solutions Ltd.	113,815	256,608
Fortis Healthcare Ltd.(a)	166,790	623,654
Gillette India Ltd.	4,160	300,526
GlaxoSmithKline Pharmaceuticals Ltd.	9,709	216,905
Glenmark Pharmaceuticals Ltd.	51,155	356,590
GMM Pfaudler Ltd.	2,730	162,413
GMR Infrastructure Ltd.(a)	869,505	435,319
Godrej Industries Ltd.(a)	24,960	189,321
Granules India Ltd.	54,470	217,647
Graphite India Ltd.	22,750	123,456
Great Eastern Shipping Co. Ltd. (The)	41,015	160,228
Grindwell Norton Ltd.	8,660	185,899
Gujarat Fluorochemicals Ltd.(a)	10,400	272,183
Gujarat Gas Ltd.	61,555	548,148
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,960	140,869
Gujarat State Petronet Ltd.	106,080	442,751

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Happiest Minds Technologies Ltd.	21,580	$345,983
HEG Ltd.	3,900	93,634
HFCL Ltd.	236,340	225,797
ICICI Securities Ltd.(b)	32,175	313,299
IDFC First Bank Ltd.(a)	1,077,180	637,598
IDFC Ltd.(a)	412,035	273,927
IIFL Finance Ltd.	45,305	186,274
IIFL Wealth Management Ltd.	14,885	295,807
India Cements Ltd. (The)	65,325	159,695
Indiabulls Housing Finance Ltd.	95,485	290,085
Indiabulls Real Estate Ltd.(a)	72,800	161,948
IndiaMART Intermesh Ltd.(b)	4,680	464,907
Indian Energy Exchange Ltd.(b)	50,050	495,668
Indian Hotels Co. Ltd. (The)	237,575	569,806
Indigo Paints Ltd.(a)	3,640	107,490
Inox Leisure Ltd.(a)	28,535	151,973
Intellect Design Arena Ltd.(a)	28,535	235,306
Ipca Laboratories Ltd.	27,040	755,656
IRB Infrastructure Developers Ltd.(a)	51,675	141,151
JB Chemicals & Pharmaceuticals Ltd.	14,040	306,400
Jindal Stainless Hisar Ltd.(a)	37,895	152,533
Jindal Stainless Ltd.(a)	70,785	155,552
Jindal Steel & Power Ltd.(a)	148,005	673,678
JK Cement Ltd.	13,780	594,733
JK Lakshmi Cement Ltd.	27,820	235,113
JM Financial Ltd.	216,385	204,732
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	4,030	101,607
Jubilant Ingrevia Ltd.	26,336	192,911
Jubilant Pharmova Ltd.	24,830	192,419
Just Dial Ltd.(a)	14,495	126,203
Kajaria Ceramics Ltd.	30,485	462,581
Kansai Nerolac Paints Ltd.	33,907	269,014
Karur Vysya Bank Ltd. (The)	191,555	121,986
Kaveri Seed Co. Ltd.	11,765	78,265
KEC International Ltd.	44,265	250,402
KEI Industries Ltd.	26,780	393,774
KNR Constructions Ltd.	60,060	224,728
KPIT Technologies Ltd.	56,485	371,504
KPR Mill Ltd.	18,952	132,937
L&T Finance Holdings Ltd.(a)	271,335	271,292
L&T Technology Services Ltd.(b)	9,490	665,426
Laurus Labs Ltd.(b)	115,830	782,629
LIC Housing Finance Ltd.	108,680	538,093
Linde India Ltd.	6,825	227,263
Lux Industries Ltd	2,600	131,812
Mahanagar Gas Ltd.	20,345	247,527
Mahindra & Mahindra Financial Services Ltd.	226,005	465,954
Mahindra CIE Automotive Ltd.(a)	52,650	167,162
Manappuram Finance Ltd.	192,140	417,596
Mastek Ltd.	6,435	230,805
Max Financial Services Ltd.(a)	74,490	932,562
Max Healthcare Institute Ltd.(a)	94,380	477,871
Metropolis Healthcare Ltd.(b)	9,815	429,349
Minda Industries Ltd.	28,535	343,520
Mindspace Business Parks REIT(b)	52,000	219,206
Motilal Oswal Financial Services Ltd.	18,395	231,363
Multi Commodity Exchange of India Ltd.	8,169	174,008
Narayana Hrudayalaya Ltd.(a)	20,488	162,563
Natco Pharma Ltd.	34,125	380,561
National Aluminium Co. Ltd.	322,985	378,782

Security	Shares	Value

India (continued)
Navin Fluorine International Ltd.	11,895	$592,164
NBCC India Ltd.	280,735	150,492
NCC Ltd./India	125,905	118,739
NIIT Ltd.	27,040	144,766
Nippon Life India Asset Management Ltd.(b)	48,750	237,358
Nuvoco Vistas Corp. Ltd.(a)	33,550	237,208
Oberoi Realty Ltd.(a)	43,940	485,971
Oil India Ltd.	93,275	262,035
Olectra Greentech Ltd.(a)	11,180	122,589
Oracle Financial Services Software Ltd.	7,540	424,444
Orient Electric Ltd.	55,640	288,644
Paisalo Digital Ltd.	10,985	140,761
Persistent Systems Ltd.	17,355	955,499
Phoenix Mills Ltd. (The)	33,410	422,635
PNB Housing Finance Ltd.(a)(b)	21,710	159,100
Poly Medicure Ltd.	9,295	127,947
Polycab India Ltd.	12,090	370,777
Poonawalla Fincorp Ltd.(a)	54,470	131,405
Praj Industries Ltd.	26,740	115,282
Prestige Estates Projects Ltd.	51,350	287,989
Procter & Gamble Health Ltd.	2,990	211,847
PVR Ltd.(a)	17,225	313,945
Quess Corp. Ltd.(b)	26,260	311,964
Radico Khaitan Ltd.	34,450	516,457
Rain Industries Ltd.	56,615	149,291
Rajesh Exports Ltd.	23,920	243,627
Ramco Cements Ltd. (The)	48,880	612,811
Ratnamani Metals & Tubes Ltd.	7,670	224,787
RBL Bank Ltd.(a)(b)	139,035	337,274
REC Ltd.	419,640	751,306
Redington India Ltd.	197,340	386,050
Relaxo Footwears Ltd.	18,655	320,833
Reliance Power Ltd.(a)	983,905	168,888
Route Mobile Ltd.	7,085	170,773
Sanofi India Ltd.	3,120	329,789
Saregama India Ltd.	2,795	158,711
Schaeffler India Ltd.	3,705	383,012
Sheela Foam Ltd.(a)	4,160	180,493
Shriram City Union Finance Ltd.	8,060	238,730
SKF India Ltd.	7,800	402,091
Sobha Ltd.	15,015	170,880
Solar Industries India Ltd.	10,075	371,006
Solara Active Pharma Sciences Ltd.	3,965	67,226
Sonata Software Ltd.	21,905	266,410
Spandana Sphoorty Financial Ltd.(a)	10,270	54,413
SpiceJet Ltd.(a)	106,665	99,611
Sterlite Technologies Ltd.	66,365	243,698
Strides Pharma Science Ltd.	21,775	141,410
Sumitomo Chemical India Ltd.	19,175	94,826
Sun TV Network Ltd.	25,220	174,985
Sundaram Finance Ltd.	22,620	681,123
Sundram Fasteners Ltd.	37,180	433,343
Suprajit Engineering Ltd.	24,700	136,675
Supreme Industries Ltd.	23,855	689,132
Supreme Petrochem Ltd.	10,400	91,039
Suven Pharmaceuticals Ltd.	37,635	244,098
Suzlon Energy Ltd.(a)	2,014,509	183,618
Syngene International Ltd.(a)(b)	45,240	359,553
Tanla Platforms Ltd.	23,010	458,001
Tata Chemicals Ltd.	59,930	695,403

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Communications Ltd.	40,834	$705,173
Tata Elxsi Ltd.	12,675	973,415
Tata Teleservices Maharastra Ltd.(a)	5,107	7,648
TCI Express Ltd.	4,588	130,746
TeamLease Services Ltd.(a)	4,940	280,981
Tejas Networks Ltd.(a)(b)	25,350	154,169
Thermax Ltd.	14,950	348,341
Thyrocare Technologies Ltd.(b)	8,775	128,927
Timken India Ltd.	6,630	178,285
Torrent Power Ltd.	57,330	420,673
Trident Ltd.	372,775	257,933
TTK Prestige Ltd.	2,015	267,472
Tube Investments of India Ltd.	36,205	783,932
TV18 Broadcast Ltd.(a)	158,925	87,151
TVS Motor Co. Ltd.	65,260	596,134
UTI Asset Management Co. Ltd.	15,665	228,527
Vaibhav Global Ltd.	17,745	116,168
Vakrangee Ltd.	179,595	81,729
Vardhman Textiles Ltd.	8,840	239,013
Varun Beverages Ltd.	60,255	714,285
V-Guard Industries Ltd.	60,580	197,292
Vinati Organics Ltd.	10,595	265,829
VIP Industries Ltd.(a)	28,535	212,579
V-Mart Retail Ltd.(a)	5,005	262,472
Vodafone Idea Ltd.(a)	3,055,780	449,994
Voltas Ltd.	76,654	1,224,030
Welspun India Ltd.	104,195	191,191
Whirlpool of India Ltd.	11,310	307,279
Wockhardt Ltd.(a)	10,400	60,247
Yes Bank Ltd., (Acquired 03/16/20, Cost: $336,376)(f)	433,083	62,069
Yes Bank Ltd.(a)	100	16
Zee Entertainment Enterprises Ltd.	325,000	1,401,856
Zensar Technologies Ltd.	39,260	233,280
		82,621,664
Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	2,665,000	242,602
Agung Semesta Sejahtera Tbk PT(a)	2,071,280	7,231
AKR Corporindo Tbk PT	734,600	203,390
Astra Agro Lestari Tbk PT	208,000	144,768
Bank Aladin Syariah Tbk PT(a)	1,807,000	353,262
Bank BTPN Syariah Tbk PT	819,000	203,957
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,027,200	97,538
Bank Tabungan Negara Persero Tbk PT(a)	1,768,000	210,627
Berkah Beton Sadaya Tbk(a)	910,000	252,239
BFI Finance Indonesia Tbk PT	2,840,500	193,366
Bukit Asam Tbk PT	1,176,500	213,870
Bumi Serpong Damai Tbk PT(a)	2,801,500	211,985
Ciputra Development Tbk PT	3,568,763	261,389
Digital Mediatama Maxima Tbk(a)	1,040,000	201,138
Erajaya Swasembada Tbk PT	2,808,000	121,554
Hanson International Tbk PT(a)(d)	25,794,200	—
Indo Tambangraya Megah Tbk PT	143,100	215,312
Indosat Tbk PT(a)	494,000	282,028
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,878,557	183,898
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,690,000	188,864
Jasa Marga Persero Tbk PT(a)	819,000	232,223
Lippo Karawaci Tbk PT(a)	6,909,500	71,399
M Cash Integrasi PT(a)	169,000	155,460

Security	Shares	Value

Indonesia (continued)
Medco Energi Internasional Tbk PT(a)	3,224,112	$106,996
Media Nusantara Citra Tbk PT	2,112,500	141,266
Metro Healthcare Indonesia TBK PT(a)	5,115,500	170,759
Mitra Adiperkasa Tbk PT(a)	3,763,500	194,449
Pabrik Kertas Tjiwi Kimia Tbk PT	474,500	253,791
Pacific Strategic Financial Tbk PT(a)	2,899,000	220,626
Pakuwon Jati Tbk PT(a)	6,357,000	218,038
Panin Financial Tbk PT(a)	7,235,000	89,917
Pelayaran Tamarin Samudra Tbk PT(a)	2,224,400	7,765
Perusahaan Gas Negara Tbk PT(a)	3,848,000	402,801
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,000	120,100
PP Persero Tbk PT(a)	1,339,125	105,427
Smartfren Telecom Tbk PT(a)	31,726,500	194,515
Sugih Energy Tbk PT(a)(d)	1,824,800	1
Summarecon Agung Tbk PT(a)	3,848,050	233,301
Surya Citra Media Tbk PT(a)	7,930,000	189,528
Timah Tbk PT(a)	936,000	103,063
Transcoal Pacific Tbk PT(a)	344,500	205,654
Waskita Karya Persero Tbk PT(a)	1,860,000	102,596
Wijaya Karya Persero Tbk PT(a)	1,300,048	104,972
XL Axiata Tbk PT	1,209,100	259,081
		7,672,746
Kuwait — 0.8%
Boubyan Petrochemicals Co. KSCP	177,255	486,403
Boursa Kuwait Securities Co. KPSC	37,245	237,876
Gulf Bank KSCP	457,275	368,843
Humansoft Holding Co. KSC	37,765	399,498
Kuwait International Bank KSCP(a)	360,360	244,211
National Industries Group Holding SAK(a)	566,815	477,775
National Real Estate Co. KPSC(a)	268,425	190,507
Qurain Petrochemical Industries Co.	217,069	239,366
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	320,190	245,830
Warba Bank KSCP(a)	376,806	329,307
		3,219,616
Malaysia — 3.0%
AirAsia Group Bhd(a)	500,500	105,156
Alliance Bank Malaysia Bhd	416,200	284,662
ATA IMS Bhd(c)	162,500	17,347
Axis Real Estate Investment Trust	546,000	255,401
Berjaya Sports Toto Bhd	383,600	172,149
Bermaz Auto Bhd.	461,600	163,311
BIMB Holdings Bhd	273,000	189,930
British American Tobacco Malaysia Bhd	58,644	192,997
Bumi Armada Bhd(a)	910,000	94,455
Bursa Malaysia Bhd	247,150	378,690
Carlsberg Brewery Malaysia Bhd	65,000	306,591
D&O Green Technologies Bhd	156,000	214,798
DRB-Hicom Bhd(c)	435,500	159,247
Dufu Technology Corp. Bhd(c)	117,000	114,794
Frontken Corp. Bhd.	405,950	362,335
Gamuda Bhd(a)	526,500	366,294
Greatech Technology Bhd(a)(c)	149,600	248,224
Heineken Malaysia Bhd.	39,300	197,270
Hong Seng Consolidated BHD(a)	513,500	387,731
IGB REIT	689,000	268,303
IJM Corp. Bhd.	1,033,500	431,162
IOI Properties Group Bhd	481,000	127,916

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Kossan Rubber Industries Bhd	533,000	$272,100
Lotte Chemical Titan Holding Bhd(b)	169,000	85,287
Magnum Bhd	364,150	162,555
Mah Sing Group Bhd(c)	487,657	85,686
Malaysia Building Society Bhd	1,163,600	162,701
Malaysian Pacific Industries Bhd	32,500	389,288
Malaysian Resources Corp. Bhd	1,046,600	84,493
My EG Services Bhd	1,898,000	499,207
Padini Holdings Bhd	214,500	142,005
Pentamaster Corp. Bhd	214,550	290,811
Sapura Energy Bhd(a)	3,926,000	78,028
Scientex Bhd	332,300	355,064
Serba Dinamik Holdings Bhd	637,120	52,948
Sime Darby Property Bhd	1,164,000	175,505
SKP Resources Bhd	487,500	217,629
SP Setia Bhd Group(a)	656,600	199,195
Sunway Bhd	479,200	192,294
Sunway Construction Group Bhd	299,120	116,480
Sunway REIT	812,500	275,582
Supermax Corp. Bhd	663,000	295,961
Syarikat Takaful Malaysia Keluarga Bhd	194,744	168,244
TIME dotCom Bhd	468,000	503,393
UMW Holdings Bhd	136,600	99,900
Unisem M Bhd	147,400	146,743
United Plantations BHD	13,000	42,351
UWC BHD	130,000	182,126
ViTrox Corp. Bhd	84,600	412,742
VS Industry Bhd	1,157,250	395,780
Yinson Holdings Bhd	266,600	359,560
YTL Corp. Bhd	1,022,900	143,301
		11,625,722
Mexico — 1.6%
Alsea SAB de CV(a)	195,100	333,833
Axtel SAB de CV, CPO(a)	331,500	63,850
Banco del Bajio SA(b)	260,000	436,880
Bolsa Mexicana de Valores SAB de CV	162,500	274,035
Concentradora Fibra Danhos SA de CV(c)	91,000	91,965
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	305,500	456,772
Corp Inmobiliaria Vesta SAB de CV	240,500	410,956
GCC SAB de CV	65,020	453,358
Genomma Lab Internacional SAB de CV, Class B(a)	292,600	244,942
Gentera SAB de CV(a)	383,500	194,768
Grupo Aeroportuario del Centro Norte SAB de CV(a)	108,308	614,920
Grupo Comercial Chedraui SA de CV	65,000	116,768
Grupo Herdez SAB de CV(c)	84,500	148,134
Grupo Rotoplas SAB de CV	76,267	94,682
Grupo Traxion SAB de CV(a)(b)(c)	84,500	128,627
La Comer SAB de CV(c)	169,000	270,810
Macquarie Mexico Real Estate Management SA de CV(b)	286,100	329,831
Nemak SAB de CV(a)(b)	386,796	105,527
PLA Administradora Industrial S. de RL de CV(c)	299,000	358,507
Prologis Property Mexico SA de CV	169,031	380,197
Qualitas Controladora SAB de CV	58,500	255,444
Regional SAB de CV	78,000	370,020
		6,134,826
Peru — 0.1%
Intercorp Financial Services Inc.	12,545	363,805

Security	Shares	Value

Philippines — 1.0%
Alliance Global Group Inc.	1,521,000	$341,869
Bloomberry Resorts Corp.(a)	1,612,000	249,231
Cebu Air Inc.(a)	97,510	89,407
Century Pacific Food Inc.	351,000	188,050
Cosco Capital Inc.	1,625,000	163,838
D&L Industries Inc.	910,100	157,180
DMCI Holdings Inc.	2,431,000	392,743
First Gen Corp.	273,050	159,869
LT Group Inc.	1,118,000	235,205
Manila Water Co. Inc.	435,600	207,490
Megaworld Corp.	3,900,000	242,752
Puregold Price Club Inc.	260,000	211,829
Robinsons Land Corp.	721,500	260,116
Robinsons Retail Holdings Inc.	99,580	131,429
Security Bank Corp.	120,780	274,937
Semirara Mining & Power Corp.	344,500	156,233
Vista Land & Lifescapes Inc.	1,430,100	108,546
Wilcon Depot Inc.	624,100	395,133
		3,965,857
Poland — 1.3%
Alior Bank SA(a)	36,530	511,889
AmRest Holdings SE(a)	29,250	201,786
Asseco Poland SA	23,270	498,059
Bank Millennium SA(a)(c)	239,330	482,353
Budimex SA	4,485	237,507
CCC SA(a)(c)	12,935	322,201
Ciech SA	13,000	132,937
Enea SA(a)	79,495	170,591
Eurocash SA	35,295	93,755
Grupa Azoty SA(a)	18,330	157,629
Grupa Lotos SA(a)	32,175	421,720
Jastrzebska Spolka Weglowa SA(a)(c)	18,720	187,121
KRUK SA	6,500	533,332
LiveChat Software SA	6,630	199,197
Mercator Medical SA(a)(c)	298	9,802
Neuca SA(c)	910	175,699
Tauron Polska Energia SA(a)	368,745	257,727
TEN Square Games SA(c)	1,755	149,723
Warsaw Stock Exchange	12,350	128,095
		4,871,123
Qatar — 0.9%
Aamal Co.	721,110	203,750
Al Meera Consumer Goods Co. QSC	37,960	199,811
Baladna	404,170	164,574
Doha Bank QPSC	563,160	468,455
Gulf International Services QSC(a)	205,250	102,004
Gulf Warehousing Co.	131,300	170,813
Medicare Group	65,325	149,656
Qatar Aluminum Manufacturing Co.	984,555	486,021
Qatar Insurance Co. SAQ(a)	585,780	399,403
Qatar National Cement Co. QSC	100,685	140,376
Qatar Navigation QSC	218,595	445,942
United Development Co. QSC	607,280	252,325
Vodafone Qatar QSC	617,370	270,076
		3,453,206
Russia — 0.8%
Aeroflot PJSC(a)	480,356	391,661
Credit Bank of Moscow PJSC(a)	4,602,000	415,770
Detsky Mir PJSC(b)	231,400	432,352

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Federal Grid Co. Unified Energy System PJSC	89,050,000	$200,986
LSR Group PJSC	16,316	164,399
Mosenergo PJSC	4,900,000	140,800
Rostelecom PJSC	362,700	414,830
Segezha Group PJSC(a)(b)	1,625,000	232,662
Sistema PJSFC, GDR(e)	66,430	439,979
Sovcomflot OAO	161,850	175,416
Unipro PJSC	6,110,000	224,995
		3,233,850
Saudi Arabia — 2.3%
Al Hammadi Co. for Development and Investment	27,235	283,123
Al Jouf Agricultural Development Co.	5,200	78,175
Al Moammar Information Systems Co.	4,745	187,190
Al Rajhi Co. for Co-operative Insurance(a)	7,670	170,099
Aldrees Petroleum and Transport Services Co.	15,600	272,364
Alujain Holding	9,750	149,422
Arabian Cement Co./Saudi Arabia	20,670	203,857
Arriyadh Development Co.	42,705	297,100
Aseer Trading Tourism & Manufacturing Co.(a)	17,030	80,801
City Cement Co.	33,670	203,011
Dallah Healthcare Co.	10,985	218,396
Dur Hospitality Co.(a)	18,850	155,760
Eastern Province Cement Co.	20,475	236,044
Fawaz Abdulaziz Al Hokair & Co.(a)	31,850	141,099
Halwani Brothers Co.	3,640	74,224
Herfy Food Services Co.	9,425	163,211
Leejam Sports Co. JSC	10,920	304,225
Maharah Human Resources Co.	10,400	209,134
National Agriculture Development Co. (The)(a)	22,295	179,175
National Gas & Industrialization Co.	15,600	232,286
Qassim Cement Co. (The)	18,525	360,960
Saudi Airlines Catering Co.(a)	5,395	115,925
Saudi Arabia Refineries Co.	2,340	79,995
Saudi Ceramic Co.	17,670	244,652
Saudi Chemical Co. Holding	22,555	190,940
Saudi Fisheries Co.(a)	7,345	94,509
Saudi Ground Services Co.(a)	36,790	303,020
Saudi Industrial Services Co.	11,375	88,687
Saudi Pharmaceutical Industries & Medical Appliances Corp.	25,155	250,200
Saudi Public Transport Co.(a)	24,700	130,229
Saudi Real Estate Co.(a)	42,250	234,472
Saudi Research & Media Group(a)	14,430	611,730
Saudia Dairy & Foodstuff Co.	7,670	332,680
Seera Group Holding(a)	59,475	288,862
Southern Province Cement Co.	26,065	458,548
United Electronics Co.	11,960	401,685
United International Transportation Co.	14,690	177,709
Yamama Cement Co.(a)	49,920	337,315
Yanbu Cement Co.	34,775	320,721
		8,861,535
South Africa — 3.7%
Adcock Ingram Holdings Ltd.	23,595	65,818
AECI Ltd.	36,985	263,040
Alexander Forbes Group Holdings Ltd.	340,145	96,023
Astral Foods Ltd.	16,185	173,176
AVI Ltd.	113,295	574,789
Barloworld Ltd.	57,395	545,622
Coronation Fund Managers Ltd.	86,385	296,658

Security	Shares	Value

South Africa (continued)
Dis-Chem Pharmacies Ltd.(b)(c)	111,540	$243,347
Distell Group Holdings Ltd.(a)	54,665	553,038
DRDGOLD Ltd.	169,455	156,475
Equites Property Fund Ltd.	204,685	268,838
Fortress REIT Ltd., Series A	406,445	321,476
Foschini Group Ltd. (The)(a)	118,300	899,392
Hyprop Investments Ltd.	110,500	223,653
Imperial Logistics Ltd.	64,805	255,798
Investec Ltd.	96,915	492,039
Investec Property Fund Ltd.	237,315	175,319
JSE Ltd.	34,320	234,111
KAP Industrial Holdings Ltd.	1,032,720	275,955
Liberty Holdings Ltd.(a)	43,355	239,468
Life Healthcare Group Holdings Ltd.(a)	489,255	719,809
Massmart Holdings Ltd.(a)	37,245	142,657
Momentum Metropolitan Holdings	306,930	347,745
Motus Holdings Ltd.	55,900	373,253
Netcare Ltd.(a)	365,365	330,333
Ninety One Ltd.	58,240	192,974
Oceana Group Ltd.	25,700	95,335
Pick n Pay Stores Ltd.	129,025	431,327
PSG Group Ltd.	57,070	288,562
Redefine Properties Ltd.(a)	1,959,360	615,957
Resilient REIT Ltd.	101,335	355,963
Reunert Ltd.	69,875	213,074
Royal Bafokeng Platinum Ltd.	60,385	556,582
Santam Ltd.	12,870	207,911
Sappi Ltd.(a)	195,585	550,048
Steinhoff International Holdings NV(a)	1,452,880	207,359
Super Group Ltd./South Africa	147,745	304,686
Telkom SA SOC Ltd.(a)	112,450	369,908
Thungela Resources Ltd.(a)	45,565	213,515
Transaction Capital Ltd.	198,640	531,538
Truworths International Ltd.	149,630	467,753
Vukile Property Fund Ltd.	301,990	238,248
Wilson Bayly Holmes-Ovcon Ltd.	22,035	148,239
		14,256,811
South Korea — 15.7%
ABLBio Inc.(a)	11,180	178,987
Ace Technologies Corp.(a)	10,530	116,907
Aekyung Industrial Co. Ltd.	5,460	85,031
AfreecaTV Co. Ltd.	2,795	477,476
Ahnlab Inc.	2,569	141,807
Amicogen Inc.(a)	5,785	136,077
Ananti Inc.(a)	21,060	172,532
Anterogen Co. Ltd.(a)	2,990	135,716
AptaBio Therapeutics Inc.(a)	5,360	147,230
Asiana Airlines Inc.(a)	11,115	168,350
BGF Co. Ltd.	16,900	69,679
BH Co. Ltd.	10,660	189,182
Binex Co. Ltd.(a)	9,750	126,773
Bioneer Corp.(a)	7,638	298,818
BNC Korea Co. Ltd.(a)	17,030	343,353
BNK Financial Group Inc.	108,420	729,413
Boryung Pharmaceutical Co. Ltd.	11,978	144,824
Bukwang Pharmaceutical Co. Ltd.	14,235	142,267
Cafe24 Corp.(a)	5,785	116,815
Cellid Co. Ltd.(a)	2,145	93,822
Cellivery Therapeutics Inc.(a)	4,750	164,016
Chabiotech Co. Ltd.(a)	16,398	241,443

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Chong Kun Dang Pharmaceutical Corp.	2,535	$227,550
Chunbo Co. Ltd.	1,625	473,782
CJ CGV Co. Ltd.(a)	9,178	172,956
CMG Pharmaceutical Co. Ltd.(a)	51,350	141,550
Com2uSCorp.(c)	3,250	423,918
Cosmax Inc.(a)	3,309	251,632
CosmoAM&T Co. Ltd.(a)	7,215	260,934
COWELL FASHION Co. Ltd.	25,675	158,733
Creative & Innovative System(a)	17,160	203,973
CS Wind Corp.	8,970	427,740
Cuckoo Homesys Co. Ltd.	3,322	106,104
Daeduck Electronics Co. Ltd./New	14,690	245,380
Daejoo Electronic Materials Co. Ltd.	4,615	473,564
Daesang Corp.	10,270	185,039
Daewoo Engineering & Construction Co. Ltd.(a)	67,604	306,068
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	12,415	241,423
Daewoong Co. Ltd.	7,670	199,459
Daewoong Pharmaceutical Co. Ltd.	1,755	195,429
Daishin Securities Co. Ltd.	11,765	185,195
Daou Technology Inc.	10,733	194,533
Dawonsys Co. Ltd.	8,320	210,119
DB HiTek Co. Ltd.	13,278	743,669
Dentium Co. Ltd.	3,069	138,497
Devsisters Co. Ltd.(a)(c)	2,015	170,645
DGB Financial Group Inc.	66,431	500,041
Digital Power Communications Co. Ltd.	10,660	142,968
DIO Corp.(a)	5,670	149,705
DL E&C Co. Ltd.(a)	5,720	531,967
DL Holdings Co. Ltd.	4,225	198,650
Dong-A Socio Holdings Co. Ltd.	1,625	150,549
Dong-A ST Co. Ltd.	3,055	175,484
Dongjin Semichem Co. Ltd.	12,970	368,724
DongKook Pharmaceutical Co. Ltd.	10,884	179,435
Dongkuk Steel Mill Co. Ltd.	22,577	268,633
Dongsuh Cos. Inc.	11,528	307,787
Dongwha Enterprise Co. Ltd.(a)(c)	1,820	169,998
Dongwon F&B Co. Ltd.	735	112,274
Doosan Co. Ltd.(c)	2,275	207,054
Doosan Fuel Cell Co. Ltd.(a)	15,145	629,788
DoubleUGames Co. Ltd.	4,160	194,972
Duk San Neolux Co. Ltd.(a)	3,575	165,995
Ecopro Co. Ltd.	6,630	715,430
Ecopro HN Co. Ltd.(a)	3,835	267,093
Enzychem Lifesciences Corp.(a)(c)	2,405	109,174
Eo Technics Co Ltd.	3,575	306,860
Eoflow Co. Ltd.(a)	2,925	121,727
Eubiologics Co. Ltd.(a)	11,245	359,719
Eugene Technology Co. Ltd.	6,500	262,403
Fila Holdings Corp.	17,680	520,175
Fine Semitech Corp.	4,940	90,477
Foosung Co. Ltd.(a)	23,090	465,697
GC Cell Corp.	3,636	286,634
GemVax & Kael Co. Ltd.(a)	12,870	170,890
Geneone Life Science Inc.(a)	17,008	422,372
Genexine Inc.(a)	6,695	321,282
GOLFZON Co. Ltd.	1,105	154,601
Grand Korea Leisure Co. Ltd.(a)	11,505	113,244
Green Cross Holdings Corp.	7,738	159,390
GS Retail Co. Ltd.	14,625	347,063
Hana Materials Inc.	3,185	160,443

Security	Shares	Value

South Korea (continued)
Hana Tour Service Inc.(a)	3,380	$188,732
Hanall Biopharma Co. Ltd.(a)	12,545	201,320
Handsome Co. Ltd.	6,372	187,823
Hanil Cement Co. Ltd./New	13,520	217,459
Hanjin Heavy Industries & Construction Co. Ltd.(a)	13,000	82,057
Hanjin Transportation Co. Ltd.	3,278	76,955
Hankook & Co. Co. Ltd.	9,648	123,219
Hanmi Semiconductor Co. Ltd.	7,540	206,044
Hansae Co. Ltd.	5,850	97,919
Hansol Chemical Co. Ltd.	3,380	852,730
Hanssem Co. Ltd.	3,835	277,468
Hanwha Aerospace Co. Ltd.	12,900	441,511
Hanwha Corp.	12,545	314,754
Hanwha Investment & Securities Co. Ltd.(a)	36,530	159,373
Hanwha Life Insurance Co. Ltd.	110,890	258,559
Hanwha Systems Co. Ltd.	16,315	193,535
HDC Holdings Co. Ltd.	14,892	121,152
HDC Hyundai Development Co-Engineering & Construction, Class E	15,015	262,475
Helixmith Co. Ltd.(a)	12,350	255,793
Hite Jinro Co. Ltd.	12,285	300,074
HLB Life Science Co. Ltd.(a)	31,668	320,259
Huchems Fine Chemical Corp.	7,957	144,029
Hugel Inc.(a)	2,600	310,265
Huons Global Co. Ltd.	2,015	65,606
Hwaseung Enterprise Co. Ltd.	9,555	120,800
Hyosung Advanced Materials Corp.(a)	988	497,139
Hyosung Chemical Corp.(a)	715	147,661
Hyosung Corp.	3,261	248,243
Hyosung Heavy Industries Corp.(a)	1,820	91,657
Hyosung TNC Corp.	910	384,194
Hyundai Autoever Corp.	2,405	226,079
Hyundai Bioscience Co. Ltd.(a)	13,390	348,305
Hyundai Construction Equipment Co. Ltd.(a)	5,072	153,429
Hyundai Department Store Co. Ltd.	5,693	321,467
Hyundai Doosan Infracore Co. Ltd.(a)(c)	17,420	108,860
Hyundai Electric & Energy System Co. Ltd.(a)	8,106	148,514
Hyundai Elevator Co. Ltd.	10,075	332,895
Hyundai Home Shopping Network Corp.	1,950	100,466
Hyundai Marine & Fire Insurance Co. Ltd.	17,095	330,578
Hyundai Mipo Dockyard Co. Ltd.(a)	8,624	499,889
Hyundai Rotem Co. Ltd.(a)	27,040	428,366
Hyundai Wia Corp.	5,889	354,335
Iljin Diamond Co. Ltd.	3,122	79,446
Ilyang Pharmaceutical Co. Ltd.	5,330	120,513
Innocean Worldwide Inc.	3,724	161,613
iNtRON Biotechnology Inc.(a)	10,050	195,543
IS Dongseo Co. Ltd.	5,980	203,418
ITM Semiconductor Co. Ltd.	3,120	106,211
JB Financial Group Co. Ltd.	46,103	311,342
Jeil Pharmaceutical Co. Ltd.	2,210	56,277
Jeju Air Co. Ltd.(a)	6,175	81,918
Jin Air Co. Ltd.(a)	10,029	136,353
Jusung Engineering Co. Ltd.(a)	12,805	172,973
JW Pharmaceutical Corp.	6,905	123,095
JYP Entertainment Corp.	9,702	369,446
KCC Corp.	1,755	405,801
KCC Glass Corp.	3,250	144,408
KEPCO Engineering & Construction Co. Inc.	5,005	352,507
KEPCO Plant Service & Engineering Co. Ltd.	8,450	275,135

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KG Dongbu Steel Co. Ltd.	6,630	$53,318
KIWOOM Securities Co. Ltd.	5,200	426,020
KMW Co. Ltd.(a)	9,035	276,468
Koh Young Technology Inc.	19,992	330,675
Kolmar BNH Co. Ltd.	4,420	108,998
Kolmar Korea Co. Ltd.	6,890	214,144
Kolon Industries Inc.	6,890	409,426
KoMiCo Ltd.	1,885	105,265
Komipharm International Co. Ltd.(a)	16,640	114,248
KONA I Co. Ltd.(a)	4,810	101,273
Korea Electric Terminal Co. Ltd.	2,449	133,311
Korea Line Corp.(a)	64,852	123,794
Korea Petrochemical Ind. Co Ltd.	1,235	177,198
Korea REIT & Trust Co. Ltd.	102,635	220,892
Korea United Pharm Inc.	3,705	151,969
Korean Reinsurance Co.	34,811	272,229
Kuk-Il Paper Manufacturing Co. Ltd.(a)(c)	36,610	116,093
Kumho Tire Co. Inc.(a)	30,225	100,560
Kyung Dong Navien Co. Ltd.	3,513	154,635
L&C Bio Co. Ltd.	5,330	139,991
LEENO Industrial Inc.	3,770	628,082
LegoChem Biosciences Inc.(a)(c)	7,280	298,299
LIG Nex1 Co. Ltd.	4,854	218,892
LOTTE Fine Chemical Co. Ltd.	7,374	484,154
LOTTE Reit Co. Ltd.	45,890	210,234
Lotte Rental Co. Ltd.(a)	5,590	172,232
Lotte Tour Development Co. Ltd.(a)	13,585	182,044
LS Corp.	6,665	276,200
LS Electric Co. Ltd.	6,435	283,801
Lx Hausys Ltd.	2,730	128,882
Lx International Corp.	11,050	215,006
LX Semicon Co. Ltd.	4,420	397,779
Maeil Dairies Co. Ltd.	1,235	70,753
Mando Corp.(a)	11,898	546,966
Mcnex Co. Ltd.	4,961	188,397
MedPacto Inc.(a)(c)	4,745	187,694
Medy-Tox Inc.(a)	1,769	194,603
MegaStudyEdu Co. Ltd.	3,055	192,524
Meritz Financial Group Inc.	15,488	448,113
Meritz Fire & Marine Insurance Co. Ltd.	19,240	504,880
Mezzion Pharma Co. Ltd.(a)	2,600	402,547
Myoung Shin Industrial Co. Ltd.(a)	7,020	156,581
Namhae Chemical Corp.	18,265	153,212
Naturecell Co. Ltd.(a)	18,135	270,135
NEPES Corp.(a)	7,412	194,313
Neptune Co.(a)	4,940	110,920
Next Science Co. Ltd.(a)	16,705	273,518
NEXTIN Inc.(a)	1,950	74,470
NHN Corp.(a)	4,225	320,986
NHN KCP Corp.(a)	8,580	239,834
NICE Information Service Co. Ltd.	13,881	200,812
NKMax Co. Ltd.(a)(c)	12,612	203,148
NongShim Co. Ltd.	1,300	299,255
OCI Co. Ltd.(a)	6,890	634,835
OliX Pharmaceuticals Inc.(a)	3,705	114,518
Orion Holdings Corp.	7,670	94,715
Oscotec Inc.(a)(c)	8,515	191,494
Osstem Implant Co. Ltd.	4,032	379,134
Ottogi Corp.	260	95,288
Paradise Co. Ltd.(a)	18,070	208,049

Security	Shares	Value

South Korea (continued)
Park Systems Corp.	1,690	$205,764
Partron Co. Ltd.	14,365	133,379
People & Technology Inc.	5,850	235,399
PharmaResearch Co. Ltd.	1,820	117,913
Pharmicell Co. Ltd.(a)	20,670	226,721
PI Advanced Materials Co. Ltd.	6,083	236,346
Poongsan Corp.	7,170	172,467
Posco ICT Co. Ltd.	23,420	112,714
Posco International Corp.	19,370	304,770
PSK Inc.	3,510	129,702
RFHIC Corp.	6,713	186,234
S&S Tech Corp.	6,175	163,633
Sam Chun Dang Pharm Co. Ltd.(a)	5,200	183,773
Sam Kang M&T Co. Ltd.(a)(c)	9,555	167,958
Samwha Capacitor Co. Ltd.	3,903	173,926
Samyang Holdings Corp.	1,365	104,232
Sang-A Frontec Co. Ltd.(c)	3,510	167,269
Seah Besteel Corp.	4,615	70,905
Sebang Global Battery Co. Ltd.	2,131	133,712
Seojin System Co. Ltd.(a)	5,070	167,954
Seoul Semiconductor Co. Ltd.(c)	16,350	186,859
SFA Engineering Corp.	7,605	215,003
SFA Semicon Co. Ltd.(a)	28,860	148,921
Shinsegae Inc.	2,535	464,149
Shinsegae International Inc.	1,105	129,383
SillaJen Inc.(a)(d)	19,774	130,922
SIMMTECH Co. Ltd.	7,930	267,379
SK Discovery Co. Ltd.	3,575	132,618
SK Networks Co. Ltd.	47,125	190,183
SL Corp.	5,827	152,062
SM Entertainment Co. Ltd.(a)(c)	7,360	416,473
SNT Motiv Co. Ltd.	3,584	125,439
SOLUM Co. Ltd.(a)	10,985	213,139
Solus Advanced Materials Co Ltd	4,225	348,173
Soulbrain Co. Ltd./New	1,609	347,042
Soulbrain Holdings Co. Ltd.(a)	2,535	74,979
ST Pharm Co. Ltd.(a)	3,380	357,240
Taekwang Industrial Co. Ltd.	130	100,453
Taihan Electric Wire Co. Ltd.(a)	106,795	162,006
TES Co. Ltd./Korea	5,720	123,029
Tesna Inc.	4,550	162,887
Tokai Carbon Korea Co. Ltd.	1,820	221,275
Tongyang Life Insurance Co. Ltd.	28,497	159,462
TY Holdings Co. Ltd./Korea(a)(c)	9,035	175,073
Unid Co. Ltd.	1,885	157,097
UniTest Inc.(a)	6,955	174,893
Vaxcell-Bio Therapeutics Co. Ltd.(a)	3,055	134,922
Vidente Co. Ltd.(a)	12,740	330,414
Webzen Inc.(a)	6,048	123,631
Wemade Co. Ltd.(c)	7,345	1,215,200
WONIK IPS Co. Ltd.	11,311	370,355
Wonik QnC Corp.(a)	6,370	143,868
Woori Technology Investment Co. Ltd.(a)(c)	18,460	147,814
Wysiwyg Studious Co. Ltd.(a)	7,995	331,134
Y2 Solution Co. Ltd.(a)(d)	8,823	11,780
YG Entertainment Inc.(a)	4,302	200,865
Youngone Corp.	8,786	286,584
Yungjin Pharmaceutical Co. Ltd.(a)	37,141	127,350
Zinus Inc.(c)	3,965	263,480
		60,961,208

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 22.1%
AcBel Polytech Inc.	260,000	$325,832
ADATA Technology Co. Ltd.	65,000	201,801
Adimmune Corp.	50,000	80,922
Advanced Ceramic X Corp.	13,000	166,788
Advanced Wireless Semiconductor Co.	65,596	344,878
Alchip Technologies Ltd.	28,000	1,028,561
AmTRAN Technology Co. Ltd.	305,471	200,575
AP Memory Technology Corp.	20,000	362,992
Arcadyan Technology Corp.	65,541	259,186
Ardentec Corp.	195,000	387,786
Asia Optical Co. Inc.	130,000	460,612
Asia Pacific Telecom Co. Ltd.(a)	715,910	210,390
Asia Vital Components Co. Ltd.	130,000	410,152
ASPEED Technology Inc.	8,000	964,806
BES Engineering Corp.	520,000	163,460
Bizlink Holding Inc.	65,770	608,922
Brighton-Best International Taiwan Inc.	195,000	240,585
Capital Securities Corp.	715,530	413,530
Career Technology MFG.Co.Ltd.	195,369	170,047
Cathay Real Estate Development Co. Ltd.	195,300	138,162
Center Laboratories Inc.	144,319	324,687
Century Iron & Steel Industrial Co. Ltd.	65,000	260,987
Chang Wah Electromaterials Inc.	130,000	159,251
Chang Wah Technology Co. Ltd.	65,000	231,625
Charoen Pokphand Enterprise	65,000	188,584
Cheng Loong Corp.	260,000	316,972
Cheng Uei Precision Industry Co. Ltd.	130,000	179,095
Chicony Electronics Co. Ltd.	195,000	556,142
Chicony Power Technology Co. Ltd.	65,000	173,823
Chilisin Electronics Corp.	65,459	212,232
China Airlines Ltd.(a)	910,000	842,772
China General Plastics Corp.	136,700	165,337
China Man-Made Fiber Corp.	541,031	196,658
China Motor Corp.	130,200	306,841
China Petrochemical Development Corp.(a)	1,170,600	530,539
China Steel Chemical Corp.	65,000	267,290
Chin-Poon Industrial Co. Ltd.	130,000	170,941
Chipbond Technology Corp.	260,000	626,225
ChipMOS Technologies Inc.	260,000	429,149
Chong Hong Construction Co. Ltd.	65,424	174,018
Chroma ATE Inc.	130,000	865,682
Chung Hung Steel Corp.	325,000	406,471
Chung Hwa Pulp Corp.(a)	130,000	111,556
Chung-Hsin Electric & Machinery Manufacturing Corp.	130,000	208,935
Cleanaway Co. Ltd.	29,000	255,274
Clevo Co.	195,000	218,808
CMC Magnetics Corp.	5,238	1,621
Compeq Manufacturing Co. Ltd.	390,000	579,722
Coretronic Corp.	130,400	370,942
Co-Tech Development Corp.	65,000	179,096
CSBC Corp. Taiwan(a)	195,548	156,481
CTCI Corp.	195,000	250,733
Cub Elecparts Inc.	17,361	111,099
Darfon Electronics Corp.	130,000	216,433
Dynapack International Technology Corp.	65,000	241,099
E Ink Holdings Inc.	325,000	1,470,640
EirGenix Inc.(a)	48,000	190,760
Elan Microelectronics Corp.	130,000	754,240
Elite Material Co. Ltd.	130,000	1,307,957
Elite Semiconductor Microelectronics Technology Inc.	65,000	373,832

Security	Shares	Value

Taiwan (continued)
ENNOSTAR Inc.(a)	260,184	$721,279
Episil Holdings Inc.(a)	65,963	354,815
Eternal Materials Co. Ltd.	325,399	421,303
Eva Airways Corp.(a)	845,000	758,059
Evergreen International Storage & Transport Corp.	195,000	204,167
Everlight Electronics Co. Ltd.	130,000	238,770
Far Eastern Department Stores Ltd.	455,000	344,162
Far Eastern International Bank	994,319	374,738
Faraday Technology Corp.	65,000	430,238
Farglory Land Development Co. Ltd.	65,000	150,628
Feng Hsin Steel Co. Ltd.	195,000	544,485
Firich Enterprises Co. Ltd.	3,000	3,134
First Copper Technology Co. Ltd.	65,000	100,518
Fitipower Integrated Technology Inc.	54,512	486,449
FLEXium Interconnect Inc.	130,418	481,063
FocalTech Systems Co. Ltd.	65,000	386,130
Formosa Sumco Technology Corp.	25,000	223,094
Formosa Taffeta Co. Ltd.	325,000	336,864
Foxsemicon Integrated Technology Inc.	18,200	145,585
Fulgent Sun International Holding Co. Ltd.	65,330	230,070
Fusheng Precision Co. Ltd.	54,000	391,617
General Interface Solution Holding Ltd.	65,000	231,980
Genius Electronic Optical Co. Ltd.	21,585	422,424
Getac Holdings Corp.	195,000	376,764
Gigabyte Technology Co. Ltd.	204,000	996,672
Global Unichip Corp.	24,000	505,224
Gold Circuit Electronics Ltd.	130,000	335,600
Goldsun Building Materials Co. Ltd.	390,426	371,432
Gourmet Master Co. Ltd.	49,821	211,665
Grand Pacific Petrochemical	325,000	333,052
Grape King Bio Ltd.	65,000	375,137
Great Wall Enterprise Co. Ltd.	260,842	486,673
Greatek Electronics Inc.	130,000	359,507
Hannstar Board Corp.	130,481	208,682
HannStar Display Corp.	845,320	462,505
Highwealth Construction Corp.	260,000	432,013
Holtek Semiconductor Inc.	65,000	245,613
Holy Stone Enterprise Co. Ltd.	65,050	282,471
Hota Industrial Manufacturing Co. Ltd.	65,773	217,114
Hotai Finance Co. Ltd.	65,000	210,633
Hsin Kuang Steel Co. Ltd.	65,000	133,287
HTC Corp.(a)	260,000	722,890
Huaku Development Co. Ltd.	130,080	428,940
IBF Financial Holdings Co. Ltd.	942,478	541,309
International CSRC Investment Holdings Co.	325,945	298,820
International Games System Co. Ltd.	19,000	532,174
ITE Technology Inc.	65,000	242,545
ITEQ Corp.	65,559	298,111
Jentech Precision Industrial Co. Ltd.	24,000	377,240
Jih Sun Financial Holdings Co. Ltd.	396,436	176,799
Johnson Health Tech Co. Ltd.	65,000	139,681
Kenda Rubber Industrial Co.Ltd.	260,675	275,977
Kindom Development Co. Ltd.	143,400	198,019
King Slide Works Co. Ltd.	14,000	242,393
King Yuan Electronics Co. Ltd.	390,000	606,957
King's Town Bank Co. Ltd.	325,000	469,363
Kinpo Electronics	520,000	257,036
Kinsus Interconnect Technology Corp.	130,000	1,119,790
KMC Kuei Meng International Inc.	27,000	193,713
LandMark Optoelectronics Corp.	21,400	155,966

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Lealea Enterprise Co. Ltd.(a)	5,000	$1,940
Lien Hwa Industrial Holdings Corp.	325,525	671,483
Longchen Paper & Packaging Co. Ltd.	260,357	224,446
Lotes Co. Ltd.	22,392	551,975
Lotus Pharmaceutical Co. Ltd.	65,000	260,432
Lung Yen Life Service Corp.	130,000	205,333
Macronix International Co. Ltd.	650,000	985,502
Makalot Industrial Co. Ltd.	50,391	420,524
Medigen Vaccine Biologics Corp.(a)	44,000	381,377
Mercuries & Associates Holding Ltd.	130,579	110,069
Mercuries Life Insurance Co. Ltd.(a)	479,651	159,994
Merida Industry Co. Ltd.	65,000	698,047
Merry Electronics Co. Ltd.	66,616	218,784
Microbio Co. Ltd.(a)	142,766	333,751
Mitac Holdings Corp.	455,383	523,957
Nan Kang Rubber Tire Co. Ltd.	195,000	270,596
Nantex Industry Co. Ltd.	130,000	394,821
Nuvoton Technology Corp.	65,000	361,198
OBI Pharma Inc.(a)	65,184	251,544
Oriental Union Chemical Corp.(a)	260,000	210,796
Pan Jit International Inc.	130,000	513,539
Pan-International Industrial Corp.	130,722	181,632
PChome Online Inc.	67,305	327,998
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phison Electronics Corp.	65,000	963,153
Pixart Imaging Inc.	65,635	361,566
Powertech Technology Inc.	195,000	695,013
Poya International Co. Ltd.	17,976	314,852
President Securities Corp.	338,623	286,373
Primax Electronics Ltd.	130,000	245,659
Prince Housing & Development Corp.	520,917	246,489
Qisda Corp.	650,000	685,857
Radiant Opto-Electronics Corp.	195,000	672,299
RDC Semiconductor Co. Ltd.(a)	4,000	72,203
Rexon Industrial Corp. Ltd.	65,000	149,003
RichWave Technology Corp.	21,000	206,782
Ritek Corp.(a)	20,000	6,377
Ruentex Industries Ltd.	169,000	603,272
Run Long Construction Co. Ltd.	137,800	290,691
Sanyang Motor Co. Ltd.	195,820	182,480
ScinoPharm Taiwan Ltd.	130,708	111,883
SDI Corp.	65,000	379,893
Sercomm Corp.	65,000	153,352
Shin Zu Shing Co. Ltd.	65,856	222,508
Shinkong Synthetic Fibers Corp.	455,135	315,578
Sigurd Microelectronics Corp.	195,124	413,834
Simplo Technology Co. Ltd.	65,600	772,544
Sinbon Electronics Co. Ltd.	65,000	595,657
Sincere Navigation Corp.	130,000	134,956
Sino-American Silicon Products Inc.	195,000	1,447,308
Sinyi Realty Inc.	130,778	152,614
Sitronix Technology Corp.	57,000	574,602
Solar Applied Materials Technology Corp.	130,943	230,513
Sonix Technology Co. Ltd.	65,000	215,260
Standard Foods Corp.	195,000	356,808
Sunny Friend Environmental Technology Co. Ltd.	20,000	142,850
Sunplus Technology Co. Ltd.	195,000	288,903
Supreme Electronics Co. Ltd.	213,705	343,697
Systex Corp.	65,000	199,658
TA Chen Stainless Pipe	530,235	873,163

Security	Shares	Value

Taiwan (continued)
Taichung Commercial Bank Co. Ltd.	1,089,243	$465,245
TaiMed Biologics Inc.(a)	65,000	161,592
Tainan Spinning Co. Ltd.	390,190	317,431
Taita Chemical Co. Ltd.	71,700	86,467
Taiwan Business Bank	2,016,340	695,324
Taiwan Cogeneration Corp.	195,000	267,436
Taiwan Fertilizer Co. Ltd.	325,000	795,100
Taiwan Glass Industry Corp.	390,000	370,904
Taiwan Hon Chuan Enterprise Co. Ltd.	130,004	312,458
Taiwan Mask Corp.	65,000	235,307
Taiwan Paiho Ltd.	130,050	363,057
Taiwan Secom Co. Ltd.	130,450	489,732
Taiwan Semiconductor Co. Ltd.	65,000	178,747
Taiwan Shin Kong Security Co. Ltd.	195,366	278,938
Taiwan Styrene Monomer	15,000	9,112
Taiwan Surface Mounting Technology Corp.	65,000	272,681
Taiwan TEA Corp.(a)	260,000	180,265
Taiwan Union Technology Corp.	65,000	236,530
Tanvex BioPharma Inc.(a)	71,862	135,172
Tatung Co. Ltd.(a)	520,000	665,792
TCI Co. Ltd.	26,528	197,483
Teco Electric and Machinery Co. Ltd.	650,000	719,150
Test Research Inc.	130,000	268,989
Tong Hsing Electronic Industries Ltd.	65,641	719,023
Tong Yang Industry Co. Ltd.	130,133	152,745
Topco Scientific Co. Ltd.	65,000	340,485
TPK Holding Co. Ltd.	130,000	184,446
Transcend Information Inc.	130,000	322,985
Tripod Technology Corp.	130,000	582,172
TSEC Corp.(a)	130,000	168,297
TSRC Corp.	260,000	305,283
TTY Biopharm Co. Ltd.	65,450	159,990
Tung Ho Steel Enterprise Corp.	325,000	495,058
TXC Corp.	130,000	491,458
U-Ming Marine Transport Corp.	130,000	251,926
Union Bank of Taiwan(a)	623,226	282,817
United Integrated Services Co. Ltd.	65,400	418,191
United Renewable Energy Co. Ltd.(a)	554,059	421,160
UPC Technology Corp.	260,741	197,598
USI Corp.	260,070	291,101
Visual Photonics Epitaxy Co. Ltd.	65,425	357,530
Wafer Works Corp.	204,918	602,927
Wah Lee Industrial Corp.	66,340	215,500
Walsin Lihwa Corp.	845,000	793,866
Walsin Technology Corp.	130,000	811,200
Wisdom Marine Lines Co. Ltd.	195,000	512,818
Wistron NeWeb Corp.	130,481	346,500
WT Microelectronics Co. Ltd.	130,757	297,936
XinTec Inc.	65,000	322,153
Xxentria Technology Materials Corp.	65,000	157,181
YFY Inc.	455,000	562,053
Yieh Phui Enterprise Co. Ltd.(a)	390,797	334,503
Yulon Finance Corp.	75,142	454,461
Yulon Motor Co. Ltd.	195,026	285,879
YungShin Global Holding Corp.	130,200	202,601
Yungtay Engineering Co. Ltd.	65,000	150,785
		85,590,803
Thailand — 3.6%
AEON Thana Sinsap Thailand PCL, NVDR(c)	32,500	174,656
Amata Corp. PCL, NVDR	396,576	227,974

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
AP Thailand PCL, NVDR	1,124,500	$290,045
Bangchak Corp. PCL, NVDR	494,100	353,608
Bangkok Chain Hospital PCL, NVDR(c)	611,000	386,714
Bangkok Land PCL, NVDR(c)	6,097,000	189,980
Bangkok Life Assurance PCL, NVDR	253,500	216,424
Banpu PCL, NVDR	1,904,500	582,044
Central Plaza Hotel PCL, NVDR(a)	201,500	183,942
CH Karnchang PCL, NVDR	481,100	302,323
Chularat Hospital PCL, NVDR(c)	2,788,500	320,300
CK Power PCL, NVDR	1,092,100	157,811
Com7 PCL, NVDR(c)	247,000	566,872
Eastern Polymer Group PCL, NVDR	475,200	156,406
Eastern Water Resources Development and Management PCL, NVDR(c)	767,000	209,414
Esso Thailand PCL, NVDR(a)(c)	604,500	129,393
GFPT PCL, NVDR(c)	526,600	182,839
Gunkul Engineering PCL, NVDR(c)	1,411,899	189,675
Hana Microelectronics PCL, NVDR	240,500	666,462
IRPC PCL, NVDR	4,147,000	458,007
Jasmine International PCL, NVDR(c)	2,236,000	189,302
Jay Mart PCL, NVDR	175,500	260,405
JMT Network Services PCL, NVDR	175,500	305,976
KCE Electronics PCL, NVDR	325,300	886,050
Khon Kaen Sugar Industry PCL, NVDR(a)	1,001,130	103,983
Kiatnakin Phatra Bank PCL, NVDR	117,032	198,303
Major Cineplex Group PCL, NVDR	299,000	163,264
MBK PCL, NVDR(a)	552,500	216,301
Mega Lifesciences PCL, NVDR	182,000	285,327
Ngern Tid Lor PCL, NVDR(a)	338,000	361,095
Plan B Media PCL, NVDR(c)	1,033,500	199,221
Pruksa Holding PCL, NVDR	572,000	220,374
PTG Energy PCL, NVDR(c)	357,600	152,376
Quality Houses PCL, NVDR	3,139,567	206,835
Sansiri PCL, NVDR	4,797,000	170,693
Siam Global House PCL, NVDR	1	—
Siamgas & Petrochemicals PCL, NVDR	409,600	151,600
Sino-Thai Engineering & Construction PCL, NVDR(c)	481,028	188,098
Sri Trang Agro-Industry PCL, NVDR	351,080	308,963
Star Petroleum Refining PCL, NVDR(a)	767,000	204,000
Supalai PCL, NVDR	624,100	385,991
Super Energy Corp. PCL, NVDR	7,358,000	205,466
Thai Vegetable Oil PCL, NVDR(c)	227,600	202,528
Thanachart Capital PCL, NVDR(c)	117,000	122,140
Thonburi Healthcare Group PCL, NVDR(c)	344,500	347,592
Thoresen Thai Agencies PCL, NVDR	481,000	130,608
Tipco Asphalt PCL, NVDR(c)	344,500	181,975
Tisco Financial Group PCL, NVDR	78,000	207,353
TOA Paint Thailand PCL, NVDR(c)	208,000	199,030
TPI Polene Power PCL, NVDR(c)	2,028,000	249,156
TTW PCL, NVDR(c)	845,000	285,088
VGI PCL, NVDR	1,722,500	342,164
WHA Corp. PCL, NVDR(c)	3,510,000	340,626
		13,916,772
Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	87,880	161,145
Bera Holding AS(a)	125,190	97,311
Coca-Cola Icecek AS	34,190	218,824
Dogan Sirketler Grubu Holding AS	468,260	105,021
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	756,210	123,749
Enerjisa Enerji AS(b)	101,920	97,838

Security	Shares	Value

Turkey (continued)
Gubre Fabrikalari TAS(a)	19,083	$110,135
Haci Omer Sabanci Holding AS	313,495	291,767
Hektas Ticaret TAS(a)(c)	135,915	128,088
Jantsa Jant Sanayi Ve Ticaret AS	7,121	32,982
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	300,495	187,696
Koza Altin Isletmeleri AS(a)(c)	14,365	133,366
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	89,180	129,295
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	22,414	117,940
Migros Ticaret AS(a)(c)	35,685	108,733
MLP Saglik Hizmetleri AS(a)(b)	48,035	113,137
Nuh Cimento Sanayi AS	23,270	72,200
Otokar Otomotiv Ve Savunma Sanayi AS	3,315	96,691
Oyak Cimento Fabrikalari AS(a)(c)	179,855	94,209
Pegasus Hava Tasimaciligi AS(a)(c)	16,315	104,887
Petkim Petrokimya Holding AS(a)	444,405	253,236
TAV Havalimanlari Holding AS(a)(c)	93,275	183,031
Tekfen Holding AS	89,635	123,169
Tofas Turk Otomobil Fabrikasi AS(c)	45,695	287,258
Turk Hava Yollari AO(a)	181,415	233,026
Turkiye Halk Bankasi AS(a)(c)	249,210	85,343
Turkiye Sinai Kalkinma Bankasi AS	507,650	54,888
Ulker Biskuvi Sanayi AS(c)	57,291	84,797
Vestel Elektronik Sanayi ve Ticaret AS	34,515	70,703
Yapi ve Kredi Bankasi AS(c)	993,850	230,161
		4,130,626
United Arab Emirates — 0.9%
Agthia Group PJSC	100,100	153,176
Air Arabia PJSC(a)	1,038,830	410,090
Al Waha Capital PJSC	305,435	138,037
Al Yah Satellite Communications Co.(a)	340,990	257,151
Amanat Holdings PJSC(a)	353,015	109,942
Aramex PJSC	268,840	284,179
DAMAC Properties Dubai Co. PJSC(a)	667,485	254,412
Dana Gas PJSC	1,146,535	329,158
Drake & Scull International PJSC(a)(d)	241,185	8,503
Dubai Financial Market PJSC(a)	642,525	419,966
Dubai Investments PJSC	865,475	445,631
Emaar Development PJSC(a)	304,005	378,527
Ras Al Khaimah Ceramics	171,470	129,311
		3,318,083
Total Common Stocks — 98.8%
(Cost: $331,605,174)		382,494,896

Preferred Stocks

Brazil — 0.8%
Azul SA, Preference Shares, NVS(a)	104,110	432,970
Banco ABC Brasil SA, Preference Shares, NVS	31,929	96,153
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	79,085	142,081
Banco Pan SA, Preference Shares, NVS	106,080	212,468
Cia. de Saneamento do Parana, Preference Shares, NVS	125,515	84,840
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	65,000	274,830
Cia. Paranaense de Energia, Preference Shares, NVS	284,050	310,230
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	75,098	213,733

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Lojas Americanas SA, Preference Shares, NVS	317,720	$309,138
Marcopolo SA, Preference Shares, NVS	240,579	109,979
Metalurgica Gerdau SA, Preference Shares, NVS	279,825	530,099
Randon SA Implementos e Participacoes, Preference
Shares, NVS	82,420	162,293
Unipar Carbocloro SA, Class B, Preference Shares, NVS	16,603	263,109
		3,141,923
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	116,870	240,132

Total Preferred Stocks — 0.9%
(Cost: $4,055,614)		3,382,055

Rights

India — 0.0%
Indian Hotels Co. Ltd. (The) (Expires 12/08/21)(a)	26,397	10,959

Kuwait — 0.0%
Warba Bank KSCP (Expires 12/12/21)(a)	142,825	36,356

South Korea — 0.0%
Enzychem Lifesciences Corp. (Expires 12/17/21)(a)(c)	1,463	—
Hyundai Doosan Infracore Co. Ltd. (Expires 12/09/21)(a)	19,500	13,953
		13,953
Thailand — 0.0%
Plan B Media PCL (Expires 12/22/21)(a)	82,680	3,680

Total Rights — 0.0%
(Cost: $76,248)		64,948

Warrants

Thailand — 0.0%
MBK PCL (Expires 11/15/24)(a)	22,100	6,689

Total Warrants — 0.0%
(Cost: $0)		6,689

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(g)(h)(i)	14,573,578	$14,579,407

Total Short-Term Investments — 3.7%
(Cost: $14,576,935)		14,579,407

Total Investments in Securities — 103.4%
(Cost: $350,313,971)		400,527,995

Other Assets, Less Liabilities — (3.4)%		(13,302,979)

Net Assets — 100.0%		$387,225,016

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $62,069, representing less than 0.05% of its net assets as of period end, and an original cost of $336,376.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,739,436	$—	$(6,158,081	)(a)	$(550)	$(1,398)	$14,579,407	14,573,578	$196,887	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,250,000	—	(2,250,000	)(a)	—	—	—	—	38		—
					$(550)	$(1,398)	$14,579,407		$196,925		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	21	12/17/21	$1,273	$(29,211)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$96,920,604	$285,236,714	$337,578	$382,494,896
Preferred Stocks	3,382,055	—	—	3,382,055
Rights	61,268	3,680	—	64,948
Warrants	—	6,689	—	6,689
Money Market Funds	14,579,407	—	—	14,579,407
	$114,943,334	$285,247,083	$337,578	$400,527,995
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(29,211)	$—	$—	$(29,211)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
CPO	Certificates of Participation (Ordinary)	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares